UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey       February 14, 2008
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:    $154,669
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-

                                                     FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                          December 31, 2007
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MANAGERS     SOLE    SHARED NONE
ABBOTT LABS                          COM       002824100     15,093  268,791 SH        SOLE               268,791
AETERNA LAB                          COM       007975204         81   52,851 SH        SOLE                52,851
AMICUS THE                           COM       03152W109      2,213  205,890 SH        SOLE               205,890
ARQULE INC                           COM       04269E107        541   93,162 SH        SOLE                93,162
ARRAY BIOPHARMA INC                  COM       04269X105      2,720  323,044 SH        SOLE               323,044
AUXILIUM PHARMACEUTICALS INC         COM       05334D107      2,094   69,836 SH        SOLE                69,836
BIOMARIN PHARMACEUTICAL INC          COM       09061G101     13,163  371,812 SH        SOLE               371,812
CARDIOME PHAR                        COME NEW  14159U202      1,268  142,117 SH        SOLE               142,117
CEPHALON INC                         COM       156708109        983   13,700 SH        SOLE                13,700
CIGNA CORP                           COM       125509109      4,865   90,547 SH        SOLE                90,547
COGNIZANT TECHNOLOGY SOLUTIO         CL A      192446102      5,042  148,546 SH        SOLE               148,546
COUGAR BIO                           COM       222083107      1,508   46,106 SH        SOLE                46,106
DR REDDYS LABS LTD                   ADR       256135203      1,511   83,199 SH        SOLE                83,199
GILEAD SCIENCES INC                  COM       375558103     14,976  325,491 SH        SOLE               325,491
HEALTH NET INC                       COM       42222G108      1,475   30,527 SH        SOLE                30,527
HUMANA INC                           COM       444859102     17,538  232,873 SH        SOLE               232,873
ILLUMINA INC                         COM       452327109      3,721   62,784 SH        SOLE                62,784
INVERNESS MED INNOVATIONS IN         COM       46126P106      2,737   48,716 SH        SOLE                48,716
ISIS PHARMACEUTICALS INC             COM       464330109      6,308  400,548 SH        SOLE               400,548
MEDIVATION                           COM       58501N101        431   30,000 SH        SOLE                30,000
METTLER TOLEDO INTERNATIONAL         COM       592688105     10,010   87,965 SH        SOLE                87,965
MILLENNIUM PHARMACEUTICALS I         COM       599902103      7,754  517,622 SH        SOLE               517,622
NOVO-NORDISK A S                     ADR       670100205      4,099   63,200 SH        SOLE                63,200
NUVASIVE INC                         COM       670704105      2,848   72,084 SH        SOLE                72,084
OMNICARE INC                         COM       681904108      1,527   66,965 SH        SOLE                66,965
OMRIX BIOPHARMA                      COM       681989109      4,502  129,609 SH        SOLE               129,609
PHARMAXIS LTD                        SPON GDR  71715J105        846   15,736 SH        SOLE                15,736
PROGENICS PHARMACEUTICALS IN         COM       743187106      3,571  197,607 SH        SOLE               197,607
PSYCHIATRIC SOLUTIONS INC            COM       74439H108        890   27,392 SH        SOLE                27,392
QUEST DIAGNOSTICS INC                COM       74834L100      2,831   53,523 SH        SOLE                53,523
SEATTLE GENETICS INC                 COM       812578102      1,360  119,274 SH        SOLE               119,274
SIGMA ALDRICH CORP                   COM       826552101      2,126   38,934 SH        SOLE                38,934
SONUS PHARMACEUTICALS INC            COM       835692104         92  212,685 SH        SOLE               212,685
ST JUDE MED INC                      COM       790849103      1,395   34,320 SH        SOLE                34,320
STRYKER CORP                         COM       863667101      4,860   65,047 SH        SOLE                65,047
SUPERGEN INC                         COM       868059106        401  109,770 SH        SOLE               109,770
THERAVANCE INC                       COM       88338T104      1,387   71,114 SH        SOLE                71,114
WATERS CORP                          COM       941848103      5,902   74,632 SH        SOLE                74,632

